20 Financial instruments (Details 20) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		R$ 17,451,081	R$ 8,496,158
Financial assets without risk assessment		54,562	4,934
Financial assets		17,505,643	8,501,092
AAA [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		13,639,273	5,475,075
AA+ [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		412,612	109,933
AA [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		735,755
AA- [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		199,405	1,458,424
A+ [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		1,336,334	159,848
A [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		53,941	121,132
A- [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		91,487	1,171,746
BBB+ [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		982,225
BBB [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		49
Other financial assets with no risk assessment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets without risk assessment	[1]	R$ 54,562	R$ 4,934

[1]	Investments approved by the Management of the Company, in accordance with the financial policy.